Income taxes - Schedule of deferred income tax liability (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax [Abstract]
Balance, beginning of year	$ (1,880,387)	$ (2,196,087)	$ (1,883,661)
Deferred income tax expense	(351,451)	(187,742)	(160,838)
Foreign currency translation	(241,100)	503,442	(151,588)
Balance, end of year	$ (2,472,938)	$ (1,880,387)	$ (2,196,087)